Pruco Life Insurance Company of New Jersey                                             Sun-Jin Moon
Vice President and Assistant Secretary

                           Pruco Life Insurance Company
of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

March 12, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:           Pruco Life of New Jersey Variable Appreciable Account (File No. 811-3974)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2012 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual reports for the underlying funds:

1.	Filer/Entity: AIM Variable Insurance Funds
                                                               (Invesco Variable Insurance Funds)
Registration No.:                 811-07452
CIK No.:                                0000896435
Accession No.:                    0001193125-13-083143
Date of Filing:                      02/28/13

2.             Filer/Entity:                         American Century Variable Portfolios, Inc.
Registration No.:                 811-05188
CIK No.:                               0000814680
Accession No.:                   0001437749-13-001847
Date of Filing:                      02/22/13

3.             Filer/Entity:                         Advanced Series Trust ("AST")
Registration No.:                811-05186
CIK No.:                              0000814679
Accession No.:                  0001193125-13-091835
Date of Filing:                     03/05/13

4.             Filer/Entity:                         Dreyfus Investment Portfolios
Registration No.:                811-08673
CIK No.:                               00001056707
Accession No.:                   0001056707-13-000001
Date of Filing:                     02/14/13

5.             Filer/Entity:                         Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:                811-07044
CIK No.:                              0000890064
Accession No.:                  0000890064-13-000001
Date of Filing:                     02/14/13

6.             Filer/Entity:                         Dreyfus Variable Investment Fund
Registration No.:                811-05125
CIK No.:                               0000813383
Accession No.:                   0000813383-13-000005
Date of Filing:                     02/14/13

7.             Filer/Entity:                         Franklin Templeton Variable Insurance Products Trust
Registration No.:                811-05583
CIK No.:                               0000837274
Accession No.:                   0001193125-13-092994
Date of Filing:                      03/06/13

8.             Filer/Entity:                         Goldman Sachs Variable Insurance Trust
Registration No.:                811-08361
CIK No.:                               00001046292
Accession No.:                   0001193125-13-074145
Date of Filing:                     02/25/13

9.             Filer/Entity:                         Janus Aspen Series
Registration No.:                811-07736
CIK No.:                              0000906185
Accession No.:                  0000950123-13-001391
Date of Filing:                     02/28/13

10.           Filer/Entity:                          JPMorgan Insurance Trust
Registration No.:                 811-07874
CIK No.:                                0000909221
Accession No.:                    0001193125-13-087784
Date of Filing:                      03/01/13

11.           Filer/Entity:                          M Fund Inc.
Registration No.:                 811-09082
CIK No.:                                0000948258
Accession No.:                    0001104659-13-017804
Date of Filing:                       03/06/13

12.           Filer/Entity:                           MFS Variable Insurance Trust
Registration No.:                  811-08326
CIK No.:                                0000918571
Accession No.:                    0001193125-13-084093
Date of Filing:                      02/28/13

13.           Filer/Entity:                           Neuberger Berman Advisers Management Trust ("AMT")
                Registration No.:                  811-04255
CIK No.:                                 0000736913
Accession No.:                     0000894579-13-000071
Date of Filing:                        02/19/13

14.           Filer/Entity:                           Northern Lights Variable Trust
                Registration No.:                  811-21853
CIK No.:                                 0001352621
Accession No.:                     0000910472-13-000900
Date of Filing:                        03/07/13

15.           Filer/Entity:                           Oppenheimer Variable Account Funds
Registration No.:                  811-04108
CIK No.:                                 0000752737
Accession No.:                     0001193125-13-077688
Date of Filing:                       02/27/13

16.           Filer/Entity:                           ProFunds VP
Registration No.:                 811-08239
CIK No.:                                0001039803
Accession No.:                    0001104659-13-018699
Date of Filing:                      03/08/13

17.           Filer/Entity:                           T. Rowe Price International Series, Inc.
Registration No.:                  811-07145
CIK No.:                                0000918292
Accession No.:                    0001206774-13-000760
Date of Filing:                       02/25/13

18.           Filer/Entity:                           The Prudential Series Fund, Inc.
Registration No.:                   811-03623
CIK No.:                                 0000711175
Accession No.:                     0001193125-13-085337
Date of Filing:                        03/01/13

If you have any questions regarding this filing, please contact me at (973) 802-9496.

       Sincerely,

                         /s/ Sun-Jin Moon
                          Sun-Jin Moon

VIA EDGAR